CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 278,927	$ 202,107
Restricted cash	9,056	12,334
Accounts receivable, net	62,035	42,047
Due from related companies (Note 2)	3,205	1,895
Advances and other	15,720	10,629
Inventories	19,113	15,941
Vessels held for sale (Note 3)	40,559	0
Prepaid insurance and other	1,456	2,403
Current portion of financial instruments-Fair value (Note 11)	719	2,443
Total current assets	430,790	289,799
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 11)	129	0
FIXED ASSETS (Note 3)
Advances for vessels under construction	263,759	188,954
Vessels	2,792,452	2,834,289
Accumulated depreciation	(681,611)	(635,135)
Vessels' Net Book Value	2,110,841	2,199,154
Total fixed assets	2,374,600	2,388,108
DEFERRED CHARGES, net (Note 4)	19,738	20,190
Total assets	2,826,257	2,699,097
CURRENT LIABILITIES:
Current portion of long-term debt (Note 5)	300,564	228,492
Payables	36,225	33,052
Due to related companies (Note 2)	4,418	10,136
Dividends payable	5,084	5,083
Accrued liabilities	33,733	25,188
Unearned revenue	5,786	9,897
Current portion of financial instruments - Fair value (Note 11)	10,023	15,434
Total current liabilities	395,833	327,282
LONG-TERM DEBT, net of current portion (Note 5)	1,103,861	1,189,844
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 11)	3,730	4,059
STOCKHOLDERS' EQUITY:
Preferred shares, $ 1.00 par value; 15,000,000 shares authorized and 2,000,000 Series B Preferred Shares and 2,000,000 Series C Preferred Shares issued and outstanding at June 30, 2015 and December 31, 2014 and 3,400,000 Series D Preferred Shares issued and outstanding at June 30, 2015	7,400	4,000
Common shares, $ 1.00 par value; 185,000,000 shares authorized at June 30, 2015 and December 31, 2014; 84,712,295 issued and outstanding at June 30, 2015 and December 31, 2014	84,712	84,712
Additional paid-in capital	728,934	650,536
Accumulated other comprehensive loss	(11,334)	(10,290)
Retained earnings	501,744	437,565
Total Tsakos Energy Navigation Limited stockholders' equity	1,311,456	1,166,523
Noncontrolling Interest	11,377	11,389
Total stockholders' equity	1,322,833	1,177,912
Total liabilities and stockholders' equity	$ 2,826,257	$ 2,699,097